Shareholders' capital - Common Shares (Detail) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Common Shares Rollforward
Beginning balance (in shares)	488,851,433	431,765,935
Public issuance (in shares)	509,431	37,505,274
Dividend reinvestment plan (in shares)	3,225,749	2,532,767
Exercise of share-based awards (in shares)	886,931	352,800
Conversion of convertible debentures (in shares)	11,883	38,138
Ending balance (in shares)	493,485,427	472,194,914